Equity - Schedule of stock options outstanding and exercisable (Details)	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	2,846,515	2,830,839	4,298,633
Number of stock options exercisable	2,421,015
Exercise price | $ / shares	$ 6.31	$ 4.33	$ 2.85
September 14, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	133,300
Number of stock options exercisable	133,300
Exercise price | $ / shares	$ 1.5
February 11, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	2,000
Number of stock options exercisable	2,000
Exercise price | $ / shares	$ 15.7
June 4, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	10,000
Number of stock options exercisable	8,000
Exercise price | $ / shares	$ 14.95
September 14, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	1,000,000
Number of stock options exercisable	1,000,000
Exercise price | $ / shares	$ 1.5
October 11, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	24,615
Number of stock options exercisable	24,615
Exercise price | $ / shares	$ 10
March 26, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	50,000
Number of stock options exercisable	50,000
Exercise price | $ / shares	$ 10
September 18, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	400,000
Number of stock options exercisable	400,000
Exercise price | $ / shares	$ 3.1
December 21, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	100,000
Number of stock options exercisable	100,000
Exercise price | $ / shares	$ 1.35
February 10, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	500,000
Number of stock options exercisable	500,000
Exercise price | $ / shares	$ 1.45
May 29, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	20,000
Number of stock options exercisable	17,500
Exercise price | $ / shares	$ 1.9
December 24, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	1,600
Number of stock options exercisable	1,600
Exercise price | $ / shares	$ 10.8
February 23, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	200,000
Number of stock options exercisable	100,000
Exercise price | $ / shares	$ 25
April 6, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	35,000
Number of stock options exercisable	26,250
Exercise price | $ / shares	$ 25.15
April 29, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	110,000
Number of stock options exercisable	41,250
Exercise price | $ / shares	$ 18.35
October 7, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	180,000
Number of stock options exercisable	9,000
Exercise price | $ / shares	$ 18.5
November 10, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	60,000
Number of stock options exercisable	5,000
Exercise price | $ / shares	$ 25.35
December 8, 2031 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of stock options outstanding	20,000
Number of stock options exercisable	2,500
Exercise price | $ / shares	$ 21